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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 03-31-07


Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one):  [ ] is a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     Otter Creek Management, Inc.
          -----------------------------------
Address:  400 Royal Palm Way
          -----------------------------------
          Suite 212
          -----------------------------------
          Palm Beach, FL 33480
          -----------------------------------


Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill, Jr.
       -----------------------------
Title: Chief Financial Officer
       -----------------------------
Phone: 561-832-4110
       -----------------------------
Signature, Place and Date of Signing:


/s/ Joseph W. O'Neill, Jr.          Palm Beach, FL                   5-14-07
--------------------------       ---------------------          ---------------
      [Signature]                   [City, State]                    [Date]

Report Type  (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

     Form 13F File Number                Name

     28-___________________              _______________________________________
     [Repeat as necessary
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                   ----------------
Form 13F Information Table Entry Total:    116
                                        -----------
Form 13F Information Table Value Total:  90,488
                                        -----------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report:

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             13F File Number                 Name

___             28-_________________            _____________________________

[Repeat as necessary]




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

Otter Creek Management
PORTFOLIO APPRAISAL                                                                AMERICAN DEPOSITORY RECEIPTS                 SH
31-Mar-07                                                                          CALLS - LONG                                 CALL
                                                                                   COMMON STOCK                                 SH
FOR M 13F SUMMARY PAGE                                                             CONVERTIBLE BONDS - LONG                     PRN
                                                                                   CONVERTIBLE PREFERRED                        SH
Report Summary:                                                                    CORPORATE BONDS                              PRN
                                                                                   DEFAULTED CORPORATE BONDS                    PRN
Number of other Included Managers:                             -                   LIMITED PARTNERSHIPS - LONG                  SH
Form 13F Information Table Entry Total:                      116                   MUTUAL FUNDS - LONG                          SH
Form 13F Information Table Value Total:                   90,488                   PREFERRED STOCK                              SH
                                                                                   PUTS - LONG                                  PUT

FORM 13F INFORMATION TABLE


                                                                                                                 VOTING AUTHORITY
                                                                                                                -------------------
                                                                VALUE    SHARES/  SH/   PUT/ INVSTMT   OTHER
NAME OF ISSUER                TITLE OF CLASS        CUSIP      (x$1000)  PRN AMT  PRN   CALL DSCRETN  MANAGERS  SOLE         SHARED
--------------------------   --------------------  ----------  --------  -------  ----  ---- -------  --------  --------   ---------
3COM CORP COM                 COMMON STOCK - LONG   885535104     1424    364,200   SH         SOLE              364,200
ABER DIAMOND CORP             COMMON STOCK - LONG   002893105     3026     81,000   SH         SOLE               81,000
ABERDEEN ASIA PACIFIC
  INCOME FUND INC             MUTUAL FUNDS - LONG   003009107     1640    256,678        SH    SOLE              256,678
ALTRIA GROUP INC              COMMON STOCK - LONG   02209s103     2810     32,000   SH         SOLE               32,000
APACHE CORP                   COMMON STOCK - LONG   037411105     1271     17,979   SH         SOLE               17,979
BLACKROCK INCOME
  OPPORTUNITY TRUST INC       MUTUAL FUNDS - LONG   092475102      106     10,000   SH         SOLE               10,000
BLACKROCK S&P 500
  PROTECTED EQUTIY FD INC     MUTUAL FUNDS - LONG   09256f108      254     25,602   SH         SOLE               25,602
BORLAND SOFTWARE CORP         COMMON STOCK - LONG   099849101      729    138,300   SH         SOLE              138,300
CALL CATERPILLAR
  MAY 065 ****                CALLS - LONG          1491239e3wi     14         40 CALL        SOLE                   40
CITRIX SYSTEMS INC            COMMON STOCK - LONG   177376100      384     12,000   SH         SOLE               12,000
CLEVELAND CLIFFS INC          COMMON STOCK - LONG   185896107     2676     41,800   SH         SOLE               41,800
COMPANHIA VALE DO RIO
  DOCE SPONSORED ADR R        PREFERRED STOCK       204412100     1207     38,600   SH         SOLE               38,600
CONAGRA FOODS INC             COMMON STOCK - LONG   205887102      710     28,500   SH         SOLE               28,500
CYMER INC CONV SENIOR
  SUB NOTE                    CONVERTIBLE BONDS
                                - LONG              232572ae7     3853  3,741,000  PRN         SOLE            3,741,000
DEAN FOODS CO NEW             COMMON STOCK - LONG   242370104     1659     35,500   SH         SOLE               35,500
DEVON ENERGY CORPORATION NEW  COMMON STOCK - LONG   25179m103      872     12,600   SH         SOLE               12,600
DOW CHEMICAL CO.              COMMON STOCK - LONG   260543103     2197     47,900   SH         SOLE               47,900
DWS GLOBAL COMMODITIES
  STK FD INC                  MUTUAL FUNDS - LONG   23338y100     2630    162,329   SH         SOLE              162,329
EMERSON ELECTRIC CO           COMMON STOCK - LONG   291011104      818     18,986   SH         SOLE               18,986
ENERGY PARTNERS LTD           COMMON STOCK - LONG   29270u105      454     25,000   SH         SOLE               25,000
ENTEGRIS INC                  COMMON STOCK - LONG   29362U104      535     50,000   SH         SOLE               50,000
EXULT INC CONV SENIOR
  NOTE 144A                   CONVERTIBLE BONDS
                                - LONG              302284aa2      572    600,000  PRN         SOLE              600,000
FINANCIAL INDUSTRIES CORP     COMMON STOCK - LONG   317574101     2402    369,519   SH         SOLE              369,519
FLOW INTERNATIONAL CORP       COMMON STOCK - LONG   343468104     1181    109,972   SH         SOLE              109,972
FSI INTL INC                  COMMON STOCK - LONG   302633102      364     81,457   SH         SOLE               81,457
GABELLI DIVIDEND &
  INCOME FUND                 MUTUAL FUNDS - LONG   36242h104      540     25,100   SH         SOLE               25,100
GAP INC                       COMMON STOCK - LONG   364760108      867     50,400   SH         SOLE               50,400
GREAT PLAINS ENERGY INC COM   COMMON STOCK - LONG   391164100     2015     62,100   SH         SOLE               62,100
GULF ISLAND FABRICATION INC   COMMON STOCK - LONG   402307102     1738     65,000   SH         SOLE               65,000
HOME DEPOT INC                COMMON STOCK - LONG   437076102      367     10,000   SH         SOLE               10,000
HORNBECK OFFSHORE
  SERVICES INC                COMMON STOCK - LONG   440543106      630     22,000   SH         SOLE               22,000
HORNBECK OFFSHORE SVCS
  INC CONV 144A               CONVERTIBLE BONDS
                                - LONG              440543ad8     2290  2,500,000  PRN         SOLE            2,500,000
INDEPENDENT BANK CORP-MICH    COMMON STOCK - LONG   453838104      244     12,000   SH         SOLE               12,000
INFOCUS CORP COM              COMMON STOCK - LONG   45665B106      644    229,862   SH         SOLE              229,862
INTERACTIVE DATA CORP         COMMON STOCK - LONG   45840j107     1238     50,000   SH         SOLE               50,000
INTERNATIONAL PAPER CO        COMMON STOCK - LONG   460146103     1099     30,200   SH         SOLE               30,200
KEYSPAN CORP                  COMMON STOCK - LONG   49337w100      280      6,800   SH         SOLE                6,800
LANCE INC                     COMMON STOCK - LONG   514606102     1307     64,565   SH         SOLE               64,565
MBT FINL CORP                 COMMON STOCK - LONG   578877102      205     15,863   SH         SOLE               15,863
MEDTRONIC INC                 COMMON STOCK - LONG   585055106      245      5,000   SH         SOLE                5,000
MONROE BANCORP-IND            COMMON STOCK - LONG   610313108      449     25,947   SH         SOLE               25,947
MORGAN STANLEY U S
  GOVT SECS TR CLASS D        MUTUAL FUNDS - LONG   616969408      507     56,340   SH         SOLE               56,340
NABI BIOPHARMACEUTICALS       COMMON STOCK - LONG   629519109      645     121400   SH         SOLE              121,400
NABORS INDUSTRIES LTD NEW     COMMON STOCK - LONG   g6359f103      273       9200   SH         SOLE                9,200
NEW YORK TIMES CO-CL A        COMMON STOCK - LONG   650111107     2302      97900   SH         SOLE               97,900
NEWFIELD EXPLORATION CO       COMMON STOCK - LONG   651290108      838     20,100   SH         SOLE               20,100
NEWMONT MINING CORP
  HOLDING CO NEW              COMMON STOCK - LONG   651639106     1167      27800   SH         SOLE               27,800
NOKIA CORPORATION SPONSORED
  ADR REPSTG 1 S              AMERICAN DEPOSITORY
                                RECEIPTS -          654902204     1650     72,000   SH         SOLE               72,000
OLIN CORP NEW                 COMMON STOCK - LONG   680665205      605      35700   SH         SOLE               35,700
PARKER HANNIFIN CORP          COMMON STOCK - LONG   701094104      259      3,000   SH         SOLE                3,000
PENTAIR INC                   COMMON STOCK - LONG   709631105      623     20,000   SH         SOLE               20,000
POWER-ONE INC                 COMMON STOCK - LONG   739308104      680    118,962   SH         SOLE              118,962
PRAXAIR INC                   COMMON STOCK - LONG   74005p104      478      7,600   SH         SOLE                7,600
PUT CARMAX INC   APR
  020 **** ADJ 2 FOR 1        PUTS - LONG                            3      1,000  PUT         SOLE                1,000
PUT CARMAX INC   OCT
  030 **** ADJ 2 FOR 1        PUTS - LONG           1431309v6      290        500  PUT         SOLE                  500
PUT CHICAGO MERC JAN
  430 **** LONG TERM O        PUTS - LONG                           59         50  PUT         SOLE                   50
PUT CHICAGO MERC JAN
  430 **** LONG TERM O        PUTS - LONG           1k199w9m9wi     16         10  PUT         SOLE                   10
PUT CHINA LIFE APR
  28.125 266sh./ct.           PUTS - LONG           1w693w9p7wi      2         85  PUT         SOLE                   85
PUT CHINA LIFE
  APR 31.875 266sh./ct.       PUTS - LONG                            4        361  PUT         SOLE                  361
PUT CHINA LIFE
  JUL 35.625 266sh./ct.       PUTS - LONG           1w693w9s1wi     15        100  PUT         SOLE                  100
PUT CHINA LIFE
  JUL 37.50 266sh./ct.        PUTS - LONG                           61        260  PUT         SOLE                  260
PUT CHINA LIFE
  JUL 41.25 266sh./ct.        PUTS - LONG           1w693w9s1       59        100  PUT         SOLE                  100
PUT CHINA LIFE
  JUL 45 266sh./ct.           PUTS - LONG                          220        200  PUT         SOLE                  200
PUT COLONIAL BAN
  JUN 025 ****                PUTS - LONG                           63        600  PUT         SOLE                  600
PUT COLONIAL
  BAN SEP 025 ****            PUTS - LONG                          128        800  PUT         SOLE                  800
PUT COLONIAL
  BAN SEP 22.50               PUTS - LONG                           66        874  PUT         SOLE                  874
PUT CROCS INC
  JAN 040 **** LONG TERM O    PUTS - LONG           2w700w9m4      280        700  PUT         SOLE                  700
PUT CROCS INC
  JAN 055 **** LONG TERM O    PUTS - LONG           2w700w9m4wi    117        100  PUT         SOLE                  100
PUT DEERE & CO
  JUN 090 ****                PUTS - LONG           2441999r8wi      2         25  PUT         SOLE                   25
PUT GOLDMAN SACH
  APR 160 ****                PUTS - LONG           3g099w9p0wi      1        100  PUT         SOLE                  100
PUT INTERCONTI
  JUN 085 CBOE                PUTS - LONG           45865v9r3wi     39        650  PUT         SOLE                  650
PUT INTERCONTI
  JUN 100 CBOE                PUTS - LONG           45865v9r3      144        600  PUT         SOLE                  600
PUT INTERCONTI
  JUN 120                     PUTS - LONG                           89        100  PUT         SOLE                  100
PUT INTERCONTI
  SEP 100 CBOE                PUTS - LONG           45865v9u6      153        300        PUT   SOLE                  300
PUT MBIA INC
  JAN 060 **** LONG TERM O    PUTS - LONG           5x599w9m3wi    410      1,205        PUT   SOLE                1,205
PUT MBIA INC
  JAN 070 **** LONG TERM O    PUTS - LONG                          142        200        PUT   SOLE                  200
PUT MORGAN STANL
  JAN 040 **** LONG TERM O    PUTS - LONG           2419369m7       11        200        PUT   SOLE                  200
PUT NATL CITY CP
  JAN 040 **** LONG TERM O    PUTS - LONG           6q699w9m6       50        265        PUT   SOLE                  265
PUT NYSE EURONXT
  JAN 085 ****                PUTS - LONG           6n899w9m1wi     69        100        PUT   SOLE                  100
PUT NYSE EURONXT JAN
  100 **** LONG TERM O        PUTS - LONG           6n899w9m1      141        100        PUT   SOLE                  100
PUT NYSE EURONXT
  JUN 070 ****                PUTS - LONG           6294919r4wi      5        150        PUT   SOLE                  150
PUT NYSE GROUP
  JUN 070 ****                PUTS - LONG           62949w9r6wi     31        200        PUT   SOLE                  200
PUT REGION FINL
  AUG 035 ****                PUTS - LONG           7591ep9t9       77        612        PUT   SOLE                  612
PUT S&P 500 INDX
  DEC 1450CBOE                PUTS - LONG           12486q9x0wi    614        100        PUT   SOLE                  100
PUT SUPERVALU
  JUL 035 ****                PUTS - LONG           8685369s4       11        200        PUT   SOLE                  200
PUT WCI COMM
  SEP 025 PBW                 PUTS - LONG           92923c9u0      230        500        PUT   SOLE                  500
PUT ZUMIEZ INC
  AUG 035 AMEX                PUTS - LONG           9898179t0       32        150        PUT   SOLE                  150
PUT ZUMIEZ INC
  NOV 040 AMEX                PUTS - LONG           9898179w3      150        300        PUT   SOLE                  300
PUT FMD JAN 055               PUTS - LONG                          222        200        PUT   SOLE                  200
PUT FMD JUNE 055              PUTS - LONG                          260        250        PUT   SOLE                  250
PUT ICE SEP 140               PUTS - LONG                          488        200        PUT   SOLE                  200
PUT MBI JAN 075 2008          PUTS - LONG                          103        100        PUT   SOLE                  100
PUT MBI MAY 065               PUTS - LONG                           42        200        PUT   SOLE                  200
PUT NCC JAN 2008 040 Strike   PUTS - LONG                          231        550        PUT   SOLE                  550
PUT NYSE GROUP JUN 2007 090   PUTS - LONG                           61        133        PUT   SOLE                  133
PUT RATE MAY 040              PUTS - LONG                          108        187        PUT   SOLE                  187
RIO TINTO PLC SPONSORED ADR   AMERICAN DEPOSITORY
                                RECEIPTS -          767204100      410       1800        SH    SOLE                1,800
SANDISK CORP                  COMMON STOCK - LONG   80004c101     1796      41000        SH    SOLE               41,000
SANDISK CORP SR NT CONV       CONVERTIBLE BONDS
                                - LONG              80004cac5     2625  3,000,000        PRN   SOLE            3,000,000
SEABULK INTERNATIONAL INC
  SENIOR NOTE                 CORPORATE BONDS       81169pad3     5400  5,000,000        PRN   SOLE            5,000,000
SOUTHWEST GAS CORP            COMMON STOCK - LONG   844895102     2356     60,600        SH    SOLE               60,600
STREETTRACKS GOLD TRUST       COMMON STOCK - LONG   863307104     1998     30,400        SH    SOLE               30,400
STRYKER CORP                  COMMON STOCK - LONG   863667101     1353      20400        SH    SOLE               20,400
SUN MICROSYSTEMS INC COM      COMMON STOCK - LONG   866810104      500     83,200        SH    SOLE               83,200
SWISS HELVETIA FUND INC       MUTUAL FUNDS - LONG   870875101      380      18895        SH    SOLE               18,895
SYPRIS SOLUTIONS INC          COMMON STOCK - LONG   871655106      536     82,809        SH    SOLE               82,809
TIME WARNER INC NEW           COMMON STOCK - LONG   887317105      771      39100        SH    SOLE               39,100
TRI-CONTINENTAL CORP          MUTUAL FUNDS - LONG   895436103     1135      50000        SH    SOLE               50,000
TRIMBLE NAV LTD               COMMON STOCK - LONG   896239100     1771     66,000        SH    SOLE               66,000
TYSON FOODS INC CL A          COMMON STOCK - LONG   902494103      971     50,000        SH    SOLE               50,000
UNITED TECHNOLOGIES CORP      COMMON STOCK - LONG   913017109      852     13,100        SH    SOLE               13,100
VALERO ENERGY CORP NEW        COMMON STOCK - LONG   91913y100     1883     29,200        SH    SOLE               29,200
VIACOM INC NEW CL A           COMMON STOCK - LONG   92553p102      370      9,000        SH    SOLE                9,000
WEATHERFORD INTERNATIONAL
  LTD NEW (BERMUDA            COMMON STOCK - LONG   g95089101      271       6000        SH    SOLE                6,000
XYRATEX LTD                   COMMON STOCK - LONG   g98268108      352     14,734        SH    SOLE               14,734
ZIMMER HOLDINGS INC           COMMON STOCK - LONG   98956p102     1486     17,400        SH    SOLE               17,400

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